Business combination (Details) - Apr. 01, 2024 - Yichang Ji Yue [Member]	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Cash	$ 153,641	¥ 1,091,759
Other current assets	615,541	4,373,975
Current liabilities	(769,182)	(5,465,734)
Total consideration